Subsequent Events (Details) - Subsequent Event - Employee Severance	Apr. 18, 2022 USD ($)
Subsequent Event [Line Items]
Capital stock transfer lock-up period with executive officer	12 months
Severance costs	$ 600,000
Severance continuance period	24 months
COBRA premium	$ 64,602.48
Accelerated vesting period	24 months
Continued vesting period	15 months
Additional payment cost	$ 1,500,000